AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2026

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2026

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2026
(in thousands, except share data)
Assets
Qualified Assets
Investments in unaffiliated issuers:
Cash and cash equivalents	$700,380
Available-for-Sale securities:
Fixed maturities, at fair value (amortized cost: $7,064,425; allowance for credit losses: nil)	7,029,392
Commercial mortgage loans and syndicated loans, at amortized cost (fair value: $142,609; allowance for credit losses: $569)	142,459
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	89
Total investments	7,872,320
Receivables:
Dividends and interest	20,978
Receivables from brokers, dealers and clearing organizations	1,009
Other receivables	673
Total receivables	22,660
Derivative assets	3,853
Total qualified assets	7,898,833
Other Assets:
Deferred taxes, net	12,359
Taxes receivable from parent	316
Due from related party	11,521
Total other assets	24,196
Total assets	$7,923,029

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2026
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves:
Reserves to mature - installment certificates	$10,461
Reserves to mature - fully paid certificates	7,358,397
Additional credits and accrued interest	10,505
Due to unlocated certificate holders	1,192
Total certificate reserves	7,380,555
Accounts payable and accrued liabilities:
Due to related party	2,625
Taxes payable to parent	1,369
Payables to brokers, dealers and clearing organizations	100,996
Total accounts payable and accrued liabilities	104,990
Derivative liabilities	3,071
Other liabilities	41,803
Total liabilities	7,530,419

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	410,117
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	3
Unappropriated	5,968
Accumulated other comprehensive income (loss), net of tax	(24,993)
Total shareholder's equity	392,610
Total liabilities and shareholder's equity	$7,923,029

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2026
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$171,648
Commercial mortgage loans and syndicated loans	3,709
Cash and cash equivalents	10,592
Certificate loans	1
Other	(12)
Total investment income	185,938
Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	3,654
Investment advisory and services	8,644
Transfer agent	3,542
Depository	24
Other	308
Total investment expenses	16,172
Net investment income before provision for certificate reserves and income taxes	169,766
Provision for Certificate Reserves:
According to the terms of the certificates:
Provision for certificate reserves	89
Additional credits/interest authorized by ACC	118,816
Total provision for certificate reserves before reserve recoveries	118,905
Reserve recoveries from terminations prior to maturity	(586)
Net provision for certificate reserves	118,319
Net investment income before income taxes	51,447
Income tax expense	12,493
Net investment income, after-tax	38,954
Net realized gain (loss) on investments:
Securities of unaffiliated issuers before income taxes	181
Income tax expense (benefit)	38
Net realized gain (loss) on investments, after-tax	143
Net income	$39,097

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2026
(in thousands)
Net income	$39,097
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	(14,190)
Reclassification of net (gains) losses on securities included in net income	(247)
Total other comprehensive income (loss), net of tax	(14,437)
Total comprehensive income (loss)	$24,660

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2026
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning of period	465,819
Return of capital to parent	(55,702)
Balance at end of period	410,117

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	46
Transfers between appropriated and unappropriated, net	(43)
Balance at end of period	3

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	8,126
Net income	39,097
Transfers between appropriated and unappropriated, net	43
Dividend to parent	(41,298)
Balance at end of period	5,968

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(10,556)
Other comprehensive income (loss), net of tax	(14,437)
Balance at end of period	(24,993)

Total Shareholder's Equity	$392,610

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2026
(in thousands)
Cash Flows from Operating Activities
Net income	$39,097
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(28,749)
Deferred income tax expense (benefit)	518
Net realized (gain) loss on Available-for-Sale securities	3,119
Other net realized (gain) loss	50
Provision for credit losses	(3,350)
Changes in operating assets and liabilities:
Dividends and interest receivable	28,304
Certificate reserves, net	(2,995)
Taxes payable to/receivable from parent, net	(1,463)
Derivatives, net of collateral	109
Other liabilities	2,742
Other receivables	(299)
Other, net	(275)
Net cash provided by (used in) operating activities	36,808

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	6,551
Maturities, redemptions, calls and other	2,589,550
Purchases	(1,834,892)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	8,484
Purchases and fundings	(7,477)
Certificate loans, net	(60)
Net cash provided by (used in) investing activities	762,156

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,597,453
Certificate maturities and cash surrenders	(2,374,626)
Dividend to parent	(41,298)
Return of capital to parent	(55,702)
Net cash provided by (used in) financing activities	(874,173)

Net increase (decrease) in cash and cash equivalents	(75,209)
Cash and cash equivalents at beginning of period	775,589
Cash and cash equivalents at end of period	$700,380

Supplemental disclosures:
Interest paid	$122,338

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS

MONEY MARKET FUNDS
ALLSPRING GOVERNMENT MONEY MARKET FUND			$275,823	$275,823	$275,823
DREYFUS GOVERNMENT CASH MANAGEMENT			21,817	21,817	21,817
INVESCO GOVERNMENT MONEY MARKET FUND			26,344	26,344	26,344
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS			51,963	51,963	51,963
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND			25,830	25,830	25,830
TOTAL MONEY MARKET FUNDS				401,777	401,777

GOVERNMENT BOND
FEDERAL HOME LOAN BANKS	7/1/2026	—	49,500	49,500	49,500
UNITED STATES TREASURY BILL	7/2/2026	—	125,000	124,988	124,988
TOTAL GOVERNMENT BOND				174,488	174,488

COMMERCIAL PAPER
CIGNA GROUP	7/1/2026	—	30,000	30,000	30,000
ENTERPRISE PRODUCTS OPERATING	7/1/2026	—	50,000	50,000	50,000
EXELON CORPORATION	7/1/2026	—	19,700	19,700	19,700
PINNACLE WEST CAPITAL CORPORATION	7/1/2026	—	5,700	5,700	5,700
SEMPRA	7/1/2026	—	15,700	15,700	15,700
TOTAL COMMERCIAL PAPER				121,100	121,100
TOTAL CASH EQUIVALENTS				697,365	697,365

EQUITY SECURITIES
CONGLOMERATES/DIVERSIFIED MFG
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC			120	—	—
TOTAL CONGLOMERATES/DIVERSIFIED MFG				—	—
TOTAL EQUITY SECURITIES				—	—

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
UNITED STATES TREASURY BILL	7/9/2026	—	60,000	59,954	59,951
UNITED STATES TREASURY BILL	8/6/2026	—	60,000	59,790	59,782
UNITED STATES TREASURY BILL	9/3/2026	—	60,000	59,622	59,609
UNITED STATES TREASURY BILL	10/1/2026	—	55,000	54,494	54,475
UNITED STATES TREASURY BILL	10/29/2026	—	55,000	54,338	54,311
UNITED STATES TREASURY BILL	11/27/2026	—	60,000	59,089	59,064
UNITED STATES TREASURY BILL	12/24/2026	—	60,000	58,874	58,876
UNITED STATES TREASURY BILL	7/2/2026	—	60,000	59,994	59,994
UNITED STATES TREASURY BILL	7/16/2026	—	60,000	59,911	59,910
UNITED STATES TREASURY BILL	7/23/2026	—	60,000	59,868	59,869
UNITED STATES TREASURY BILL	7/30/2026	—	60,000	59,826	59,827
UNITED STATES TREASURY BILL	8/13/2026	—	60,000	59,750	59,739
UNITED STATES TREASURY BILL	8/20/2026	—	60,000	59,709	59,694
UNITED STATES TREASURY BILL	8/27/2026	—	60,000	59,665	59,652
UNITED STATES TREASURY BILL	9/10/2026	—	60,000	59,579	59,570
UNITED STATES TREASURY BILL	9/17/2026	—	55,000	54,574	54,566

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	9/24/2026	—	55,000	54,525	54,526
UNITED STATES TREASURY BILL	10/8/2026	—	55,000	54,451	54,438
UNITED STATES TREASURY BILL	10/15/2026	—	55,000	54,412	54,402
UNITED STATES TREASURY BILL	10/22/2026	—	55,000	54,378	54,354
UNITED STATES TREASURY BILL	11/5/2026	—	55,000	54,297	54,271
UNITED STATES TREASURY BILL	11/12/2026	—	60,000	59,190	59,161
UNITED STATES TREASURY BILL	11/19/2026	—	60,000	59,146	59,116
UNITED STATES TREASURY BILL	12/3/2026	—	60,000	59,053	59,023
UNITED STATES TREASURY BILL	12/10/2026	—	60,000	59,004	58,974
UNITED STATES TREASURY BILL	12/17/2026	—	60,000	58,963	58,931
UNITED STATES TREASURY BILL	12/31/2026	—	60,000	58,835	58,835
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	203	205
UNITED STATES TREASURY BOND	8/15/2026	4.375	57	56	57
UNITED STATES TREASURY BOND	8/15/2035	4.250	100	101	99
TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS				1,565,651	1,565,281

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
FANNIE MAE AF-204620	11/15/2042	4.204	1,810	1,805	1,793
FANNIE MAE FA-204624	12/15/2038	4.214	5,716	5,700	5,671
FANNIE MAE 06-36 GF	5/25/2036	4.042	1,487	1,492	1,475
FANNIE MAE 07-46 FB	5/25/2037	4.112	226	227	225
FANNIE MAE 07-6	2/25/2037	4.192	2,803	2,807	2,786
FANNIE MAE 09-107 FL	2/25/2038	4.377	817	821	813
FANNIE MAE FK-2010-123	11/25/2040	4.192	3,026	3,050	3,000
FANNIE MAE 12-133	4/25/2042	3.992	2,156	2,150	2,112
FANNIE MAE FA-2013-1	2/25/2043	4.092	2,948	2,957	2,900
FANNIE MAE 13-2 KF	1/25/2037	3.922	1,924	1,921	1,897
FANNIE MAE AF-2015-22C	4/25/2045	4.057	3,546	3,534	3,477
FANNIE MAE KF-2015-27	5/25/2045	4.042	2,190	2,185	2,173
FANNIE MAE DF-2015-38	6/25/2055	4.017	4,340	4,312	4,301
FANNIE MAE FA-2015-4	2/25/2045	4.057	1,101	1,102	1,079
FANNIE MAE AF-2015-42	6/25/2055	4.037	2,487	2,474	2,475
FANNIE MAE_15-50	7/25/2045	4.057	4,809	4,802	4,771
FANNIE MAE FA-2015-55	8/25/2055	4.057	1,812	1,805	1,811
FANNIE MAE FW-2015-84	11/25/2045	4.057	3,351	3,346	3,285
FANNIE MAE AF-2015-91	12/25/2045	4.077	3,103	3,090	3,071
FANNIE MAE_15-93	8/25/2045	4.092	1,251	1,248	1,242
FANNIE MAE_16-11	3/25/2046	4.257	2,146	2,147	2,141
FANNIE MAE AF-2016-11	3/25/2046	4.207	1,518	1,515	1,516
FANNIE MAE 16-2	2/25/2056	4.187	1,076	1,074	1,071
FANNIE MAE WF-2016-68	10/25/2046	4.157	1,066	1,067	1,059
FANNIE MAE FT-2016-84	11/25/2046	4.242	4,469	4,509	4,417
FANNIE MAE AF-2016-87	11/25/2046	4.107	1,935	1,934	1,926
FANNIE MAE AF-2016-88	12/25/2046	4.147	1,532	1,532	1,521
FANNIE MAE DF-2017-16	3/25/2047	4.127	1,098	1,102	1,089
FANNIE MAE FL-2017-4	2/25/2047	4.157	2,329	2,329	2,324
FANNIE MAE FC-2017-51	7/25/2047	4.092	10,760	10,790	10,558
FANNIE MAE_17-8	2/25/2047	4.142	18,338	18,338	18,202
FANNIE MAE FC-2018-73	10/25/2048	4.042	13,822	13,785	13,545

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AF-2018-87	12/25/2048	4.007	5,903	5,876	5,868
FANNIE MAE_CF-2019-33	7/25/2049	4.212	8,482	8,498	8,352
FANNIE MAE FC-2019-76	12/25/2049	4.242	6,440	6,438	6,347
FANNIE MAE_FA-2020-47	7/25/2050	4.142	20,650	20,650	20,396
FREDDIE MAC FR SB8216	7/25/2052	4.028	11,580	11,562	11,393
FANNIE MAE 23-36	8/25/2053	4.478	18,608	18,608	18,638
FANNIE MAE_YF-204979	6/25/2050	4.192	13,584	13,596	13,436
FANNIE MAE 09-101	12/25/2039	4.582	3,012	3,051	3,038
FREDDIE MAC 1Q1572	5/1/2038	5.967	1,835	1,920	1,898
FREDDIE MAC 848416	2/1/2041	6.125	1,462	1,520	1,522
FREDDIE MAC 848530	9/1/2039	6.185	603	633	624
FREDDIE MAC 849281	8/1/2037	6.088	886	932	918
FREDDIE MAC SB0752	10/1/2037	4.500	7,110	6,978	7,095
FREDDIE MAC SB8155	5/1/2037	3.000	19,175	18,708	18,126
FREDDIE MAC SB8191	10/1/2037	4.500	20,094	19,706	19,915
FREDDIE MAC SB8197	12/1/2037	4.000	19,145	18,814	18,602
FREDDIE MAC FR SB8216	3/1/2038	4.500	5,315	5,255	5,268
FREDDIE MAC FR Q00885	9/1/2037	4.000	10,641	10,481	10,353
FREDDIE MAC 781884	8/1/2034	6.334	110	110	113
FREDDIE MAC 4248	5/15/2041	4.157	2,873	2,877	2,859
FREDDIE MAC LF-204475	4/15/2040	4.074	639	638	628
FREDDIE MAC FB-204495	11/15/2038	4.114	2,801	2,787	2,778
FREDDIE MAC 5258	8/25/2052	4.128	30,970	30,970	30,766
FREDDIE MAC FD-5359	11/25/2053	5.128	19,026	19,026	19,434
FREDDIE MAC FE-5351	10/25/2053	4.828	27,982	27,982	28,352
FREDDIE MAC FA-5362	12/25/2053	4.848	29,426	29,426	29,853
FREDDIE MAC NF-5478	12/25/2054	4.928	30,460	30,526	30,694
FREDDIE MAC FM-5508	2/25/2055	4.778	35,909	35,909	36,261
FREDDIE MAC AF-20-313	3/25/2055	4.778	46,617	46,618	46,840
FREDDIE MAC CF-205511	3/25/2055	4.978	71,471	71,471	72,018
FREDDIE MAC EF-205511	3/25/2055	4.778	48,690	48,692	48,978
FREDDIE MAC F-20-313	3/25/2055	4.978	71,471	71,471	72,018
FREDDIE MAC GF-205511	3/25/2055	4.778	53,734	53,736	53,968
FREDDIE MAC 1H2520	6/1/2035	6.002	577	603	598
FREDDIE MAC 1N1474	5/1/2037	6.010	25	26	25
FREDDIE MAC 1Q1515	11/1/2038	6.126	2,618	2,741	2,691
FREDDIE MAC 1Q1540	6/1/2040	6.077	1,084	1,149	1,116
FREDDIE MAC 1Q1548	8/1/2038	5.983	1,006	1,051	1,042
FREDDIE MAC 848922	4/1/2037	6.211	880	925	909
FREDDIE MAC ARM 780514	5/1/2033	5.780	38	39	39
FREDDIE MAC ARM 780845	9/1/2033	6.375	21	20	21
FREDDIE MAC ARM 780903	9/1/2033	6.375	28	28	29
FANNIE MAE 22-33	9/25/2038	4.028	11,481	11,481	11,382
FREDDIE MAC FR Q00885	7/25/2052	4.028	24,526	24,508	24,292
FANNIE MAE 22-43 FB	7/25/2052	4.228	24,672	24,705	24,502
FANNIE MAE_23-19	5/25/2053	4.278	32,755	32,755	32,668
FANNIE MAE 22-66	10/25/2052	4.178	15,510	15,527	15,339
FANNIE MAE FB-2024-87B	12/25/2054	4.728	58,538	58,487	59,110
FANNIE MAE FA-2025-12C	3/25/2055	5.028	47,353	47,390	47,794
FANNIE MAE AL4110	3/1/2037	6.083	799	832	826

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AL4100	9/1/2036	6.051	979	1,021	1,009
FANNIE MAE AL4114	2/1/2039	6.303	553	583	574
FANNIE MAE AS4507	2/1/2030	3.000	1,472	1,491	1,439
FANNIE MAE AS4878	4/1/2030	3.000	2,178	2,206	2,131
FANNIE MAE 725719	7/1/2033	5.545	56	56	57
FANNIE MAE 725694	7/1/2034	5.417	46	46	47
FANNIE MAE 834552	8/1/2035	6.705	36	36	37
FANNIE MAE BE5622	1/1/2032	2.500	5,495	5,516	5,261
FANNIE MAE BK0933	7/1/2033	3.500	1,994	2,010	1,943
FANNIE MAE BT1939	2/1/2037	2.000	6,327	6,285	5,767
FANNIE MAE CA1265	2/1/2033	3.000	4,548	4,529	4,383
FANNIE MAE CA2283	8/1/2033	3.500	2,111	2,108	2,057
FANNIE MAE FM9247	11/1/2036	2.000	4,937	5,034	4,498
FANNIE MAE FS2940	9/1/2037	4.500	7,914	7,749	7,839
FANNIE MAE MA3391	6/1/2033	3.000	2,818	2,798	2,713
FANNIE MAE MA4697	8/1/2042	4.000	12,826	12,848	12,400
FANNIE MAE 4915	2/1/2038	5.000	4,971	4,971	4,999
FANNIE MAE 725558	6/1/2034	5.959	21	21	22
FANNIE MAE 735034	10/1/2034	6.258	674	700	691
FANNIE MAE 735702	7/1/2035	6.088	441	450	451
FANNIE MAE 794787	10/1/2034	6.295	21	21	21
FANNIE MAE 799733	11/1/2034	5.950	66	66	67
FANNIE MAE 801337	9/1/2034	5.590	491	510	501
FANNIE MAE 801917	10/1/2034	6.384	117	117	120
FANNIE MAE 804561	9/1/2034	6.215	61	61	62
FANNIE MAE 807219	1/1/2035	6.099	197	198	202
FANNIE MAE 809532	2/1/2035	5.893	108	108	111
FANNIE MAE 889485	6/1/2036	6.204	562	569	577
FANNIE MAE 922674	4/1/2036	6.175	203	207	209
FANNIE MAE 968438	1/1/2038	5.905	126	131	129
FANNIE MAE 995548	9/1/2035	5.936	323	328	331
FANNIE MAE 995604	11/1/2035	6.341	607	632	628
FANNIE MAE 995614	8/1/2037	4.972	87	91	87
FANNIE MAE AB5230	5/1/2027	2.500	219	219	217
FANNIE MAE AD0901	4/1/2040	5.989	381	403	397
FANNIE MAE AE0559	12/1/2034	6.068	717	742	738
FANNIE MAE AE0566	8/1/2035	6.236	576	597	595
FANNIE MAE AL1037	1/1/2037	5.993	694	728	715
FANNIE MAE AL2269	10/1/2040	6.284	685	723	712
FANNIE MAE AL3935	9/1/2037	6.185	1,264	1,321	1,303
FANNIE MAE AL3961	2/1/2039	5.791	510	535	520
FANNIE MAE AO8746	8/1/2027	2.500	495	497	490
FANNIE MAE ARM 190726	3/1/2033	5.700	12	12	12
FANNIE MAE ARM 545786	6/1/2032	5.790	99	99	101
FANNIE MAE ARM 620293	1/1/2032	5.900	16	16	16
FANNIE MAE ARM 651629	8/1/2032	6.310	1	1	1
FANNIE MAE ARM 655646	8/1/2032	6.465	42	42	43
FANNIE MAE ARM 655798	8/1/2032	6.240	92	91	93
FANNIE MAE ARM 661349	9/1/2032	6.270	48	48	49
FANNIE MAE ARM 664750	10/1/2032	6.113	40	40	40

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE ARM 670779	11/1/2032	5.472	80	81	81
FANNIE MAE ARM 670890	12/1/2032	5.540	46	46	47
FANNIE MAE ARM 670912	12/1/2032	5.540	19	19	19
FANNIE MAE ARM 722779	9/1/2033	5.413	25	25	26
FANNIE MAE ARM 733525	8/1/2033	6.146	150	146	153
FANNIE MAE ARM 739194	9/1/2033	6.256	100	100	103
FANNIE MAE ARM 743256	10/1/2033	6.359	40	39	41
FANNIE MAE ARM 743856	11/1/2033	5.935	15	15	16
FANNIE MAE ARM 758873	12/1/2033	5.982	6	6	6
FANNIE MAE HYBRID ARM 566074	5/1/2031	5.834	96	96	97
FANNIE MAE 4915	6/1/2031	5.846	57	56	58
FANNIE MAE MA1144	8/1/2027	2.500	227	228	225
FREDDIE MAC 2A-AOT-76	10/25/2037	2.112	2,808	2,846	2,568
FREDDIE MAC 4363 2014 FA	9/15/2041	4.138	796	797	786
FREDDIE MAC GF-204367	3/15/2037	4.118	3,314	3,307	3,279
FANNIE MAE F-2019-31	7/25/2049	4.192	13,350	13,343	13,123
FREDDIE MAC AF-204774	7/15/2042	4.064	1,877	1,874	1,852
FREDDIE MAC_22-5278	11/25/2052	4.428	56,937	56,937	56,664
FREDDIE MAC F2-20350	9/15/2040	4.118	6,145	6,136	6,075
FREDDIE MAC FD-203928	9/15/2041	4.127	7,705	7,754	7,646
FREDDIE MAC 4159 FD	1/15/2043	4.057	1,574	1,579	1,565
FREDDIE MAC FD-204301	7/15/2037	4.107	2,421	2,434	2,407
FREDDIE MAC 4448	5/15/2040	4.084	1,659	1,650	1,641
FREDDIE MAC WF-204491	8/15/2039	4.084	1,177	1,175	1,162
FREDDIE MAC FL-204523	8/15/2038	4.114	1,784	1,773	1,743
FREDDIE MAC FA-204547	9/15/2040	4.218	1,557	1,554	1,545
FREDDIE MAC AF-204559	3/15/2042	4.264	2,025	2,017	2,010
FREDDIE MAC KF-204560	7/15/2040	4.314	2,760	2,754	2,799
FREDDIE MAC_4595	10/15/2037	4.318	1,682	1,682	1,672
FREDDIE MAC AF-204615	10/15/2038	4.118	1,039	1,035	1,026
FANNIE MAE GF-204639	3/15/2036	4.218	4,577	4,563	4,542
FREDDIE MAC WF-204681	8/15/2033	4.114	5,893	5,884	5,826
FREDDIE MAC WF-204697	6/15/2038	4.118	4,207	4,203	4,157
FREDDIE MAC WF-204730	8/15/2038	4.114	8,951	8,907	8,842
FREDDIE MAC FA-204822	5/15/2035	3.957	14,717	14,715	14,609
FREDDIE MAC_JF-204981	6/25/2050	4.142	10,723	10,723	10,549
FREDDIE MAC 4981	6/25/2050	4.142	25,175	25,327	24,703
FREDDIE MAC_5080	3/25/2051	3.848	10,674	10,674	9,954
FREDDIE MAC FB-5368	12/25/2053	5.078	14,389	14,386	14,623
FREDDIE MAC FB-5369	1/25/2054	4.828	42,885	42,904	43,257
FREDDIE MAC FD-5369	1/25/2054	4.528	20,351	20,351	20,424
FREDDIE MAC G16485	5/1/2033	3.000	3,133	3,117	3,022
FREDDIE MAC J32518	8/1/2030	3.000	1,743	1,770	1,704
FREDDIE MAC FC-5430A	7/25/2054	4.828	38,966	39,052	39,411
FREDDIE MAC STRIP FHS_402	9/25/2053	4.728	18,001	17,998	18,148
FREDDIE MAC F4-20328	2/15/2038	4.118	1,190	1,191	1,170
GINNIE MAE FB-2013-151	2/20/2040	4.108	5,208	5,228	5,155
GINNIE MAE LF-2015-82	4/20/2041	4.035	1,466	1,466	1,453
GINNIE MAE AF-2020-36	3/20/2050	4.208	19,193	19,219	18,882
GINNIE MAE_23-136	9/20/2053	4.612	17,628	17,628	17,731

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE II 082573	7/20/2040	5.375	1,052	1,084	1,069
GINNIE MAE II 082431	12/20/2039	5.125	929	960	949
GINNIE MAE II 082710	1/20/2041	5.000	637	659	644
GINNIE MAE FC-2009-8	2/16/2039	4.648	3,709	3,792	3,741
GINNIE MAE FA-2014-43	3/20/2044	4.158	4,523	4,527	4,474
GINNIE MAE AF-2014-94	11/20/2041	4.185	1,013	1,015	993
GINNIE MAE AF-2015-18	2/20/2040	4.084	1,966	1,966	1,958
GINNIE MAE FA-2016-115	8/20/2046	4.158	10,311	10,366	10,157
GINNIE MAE MF-2016-108	8/20/2046	4.035	309	308	303
GINNIE MAE FC-2018-67	5/20/2048	4.058	3,215	3,217	3,147
GINNIE MAE 18-66	5/20/2048	4.008	2,326	2,326	2,295
GINNIE MAE 18-168	12/20/2048	4.158	9,096	9,097	8,949
GINNIE MAE 19-143	11/20/2049	4.208	8,831	8,860	8,720
GINNIE MAE 22-18	1/20/2052	3.812	17,490	17,461	16,826
GINNIE MAE 22-207	12/20/2052	4.132	27,334	27,334	27,210
GINNIE MAE 22-197	11/20/2052	4.312	22,774	22,774	22,721
GINNIE MAE_22-197	11/20/2052	4.312	35,595	35,537	35,568
GINNIE MAE 22-213	12/20/2052	4.132	21,527	21,527	21,436
GINNIE MAE 22-99	6/20/2052	4.162	30,532	30,566	30,154
GINNIE MAE 22-137	8/20/2052	4.062	17,529	17,520	17,217
GINNIE MAE_23-19	2/20/2053	4.262	43,404	43,407	43,355
GINNIE MAE_23-7	1/20/2053	4.212	30,595	30,608	30,516
GINNIE MAE_23-7	1/20/2053	4.212	22,396	22,411	22,389
GINNIE MAE_23-21	2/20/2053	4.262	6,067	6,067	6,060
GINNIE MAE_23-20	2/20/2053	4.112	18,716	18,690	18,674
GINNIE MAE_23-20	2/20/2053	4.112	40,702	40,695	40,517
GINNIE MAE_23-54	4/20/2053	4.212	24,457	24,457	24,398
GINNIE MAE_23-56	4/20/2053	4.212	11,118	11,118	11,092
GINNIE MAE 22-168	9/20/2052	4.112	52,343	52,343	51,613
GINNIE MAE_23-68	5/20/2053	4.162	46,810	46,820	46,554
GINNIE MAE_23-82	6/20/2053	4.362	10,778	10,778	10,811
GINNIE MAE_23-83	6/20/2053	4.512	68,864	67,809	69,125
GINNIE MAE_23-115	8/20/2053	4.512	18,651	18,651	18,726
GINNIE MAE_23-111	8/20/2053	4.412	14,444	14,450	14,466
GINNIE MAE_23-115	6/20/2053	4.612	29,844	29,844	30,017
GINNIE MAE_23-149	9/20/2063	4.662	16,922	16,922	17,115
GINNIE MAE_23-151	10/20/2053	4.662	30,763	30,763	31,103
GINNIE MAE_23-152	10/20/2053	4.862	8,838	8,838	8,957
GINNIE MAE_23-184	12/20/2053	4.112	33,753	33,285	33,612
GINNIE MAE II 082464	1/20/2040	5.000	323	343	328
GINNIE MAE II 082497	3/20/2040	5.000	699	735	707
GINNIE MAE II 082581	7/20/2040	5.375	1,287	1,366	1,307
GINNIE MAE II 082602	8/20/2040	5.375	2,190	2,329	2,225
GINNIE MAE II 082794	4/20/2041	5.625	1,175	1,245	1,195
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,183,973	2,178,853

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
A&D MORTGAGE TRUST 2025-NQM1 A	6/25/2070	5.790	38,344	38,312	38,521
A&D MTG TR ADMT_23-NQM3	7/25/2068	6.733	7,111	7,101	7,099

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

A&D MTG TR ADMT_23-NQM4	9/25/2068	7.472	29,343	29,309	29,418
A&D MTG TR ADMT_23-NQM5	11/25/2068	7.049	23,671	23,647	23,739
A&D MTG TR ADMT_24-NQM3	7/25/2069	6.451	33,195	33,154	33,422
A&D MTG TR ADMT_24-NQM4	8/25/2069	5.464	18,234	18,215	18,243
A&D MTG TR ADMT_24-NQM5	11/25/2069	5.699	14,972	14,960	15,016
ACRA TRUST ACRA_24-NQM1	10/25/2064	5.608	30,704	30,671	30,780
ACRA TRUST ACRA_26-NQM1	6/25/2066	5.573	25,000	25,000	24,990
ADJUSTABLE RATE MORTGAGE TRUST ARMT_04-2	2/25/2035	5.176	—	—	—
ANGEL OAK MORTGAGE TRUST AOMT_20-2	1/26/2065	2.531	954	961	907
ANGEL OAK MORTGAGE TRUST AOMT_20-3	4/25/2065	1.691	1,978	1,976	1,893
ANGEL OAK MORTGAGE TRUST AOMT_20-5	5/25/2065	1.373	1,527	1,526	1,470
ANGEL OAK MORTGAGE TRUST AOMT_21-8	11/25/2066	1.820	7,334	7,331	6,508
ANGEL OAK MORTGAGE TRUST AOMT_22-1	12/25/2066	3.881	19,544	19,534	18,301
ANGEL OAK MORTGAGE TRUST AOMT_24-11	8/25/2069	5.700	13,880	13,869	13,931
ANGEL OAK MORTGAGE TRUST AOMT_24-12	10/25/2069	5.653	25,785	25,755	25,866
ANGEL OAK MORTGAGE TRUST AOMT_24-7	5/25/2069	5.621	23,340	23,351	23,406
ANGEL OAK MORTGAGE TRUST AOMT_24-8	5/27/2069	5.338	22,514	22,498	22,510
ANGEL OAK MORTGAGE TRUST AOMT_25-1	1/25/2070	5.691	29,990	29,953	30,133
ANGEL OAK MORTGAGE TRUST AOMT_25-2	2/25/2070	5.637	20,096	20,081	20,180
ANGEL OAK MORTGAGE TRUST AOMT_25-HB1	2/25/2055	5.428	8,641	8,641	8,694
APS RESECURITIZATION TRUST APS_16-3	11/27/2066	6.013	—	—	—
APS RESECURITIZATION TRUST APS_16-3	11/27/2046	6.013	77	77	277
ARROYO MORTGAGE TRUST ARRW_19-1	1/25/2049	3.805	2,000	1,997	1,982
ARROYO MORTGAGE TRUST ARRW_19-3	10/25/2048	2.962	1,654	1,652	1,584
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_04-E	6/25/2034	5.304	322	320	311
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_20-RPL1	5/26/2059	2.500	1,844	1,845	1,825
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_22-NQM1	9/25/2061	4.626	12,095	12,077	11,887
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM1	12/1/2063	5.943	15,423	15,398	15,444
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM2	2/25/2064	6.285	12,929	12,905	12,978
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM3	3/25/2064	6.191	25,401	25,360	25,507
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_24-NQM6	8/1/2064	5.409	12,203	12,187	12,215
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_25-NQM2	11/25/2064	5.678	25,480	25,456	25,587
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_25-NQM3	3/25/2065	5.573	30,780	30,744	30,879
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-2	7/25/2049	2.879	1,314	1,312	1,297
CHASE MORTGAGE FINANCE CORPORATION CHASE_07-A1	2/25/2037	6.310	230	228	230
CHNGE MORTGAGE TRUST CHNGE_23-1	3/25/2058	7.065	4,571	4,558	4,566
CHNGE MORTGAGE TRUST CHNGE_23-2	6/25/2058	6.525	11,370	11,344	11,351
CHNGE MORTGAGE TRUST CHNGE_23-3	7/25/2058	7.100	5,392	5,380	5,385
CIM TRUST CIM_25-I1	10/25/2069	5.655	25,042	25,020	25,167
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-RP2 CMLTI_15-PS1	9/25/2042	3.750	694	697	668
COLT FUNDING LLC COLT_20-2R	10/26/2065	1.325	2,106	2,105	2,006
COLT FUNDING LLC COLT_21-6	12/25/2066	1.907	11,956	11,951	10,923
COLT FUNDING LLC COLT_24-INV2	5/25/2069	6.421	9,643	9,633	9,708
COLT FUNDING LLC COLT_24-INV4	5/25/2069	5.607	16,415	16,400	16,476
COLT MORTGAGE LOAN TRUST COLT_22-1	12/27/2066	2.284	13,510	13,504	12,405
COLT MORTGAGE LOAN TRUST COLT_22-2	2/25/2067	3.994	9,421	9,416	8,991
COLT MORTGAGE LOAN TRUST COLT_23-2	7/25/2068	6.596	10,251	10,236	10,220
COLT MORTGAGE LOAN TRUST COLT_24-1	2/25/2069	5.835	6,010	6,000	6,016
COLT MORTGAGE LOAN TRUST COLT_24-2	4/25/2069	6.125	11,630	11,613	11,673
COLT MORTGAGE LOAN TRUST COLT_24-3	6/25/2069	6.393	20,410	20,385	20,555

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

COLT MORTGAGE LOAN TRUST COLT_24-4	7/25/2069	5.949	16,539	16,518	16,625
COLT MORTGAGE LOAN TRUST COLT_24-5	8/25/2069	5.123	31,191	31,160	31,144
COLT MORTGAGE LOAN TRUST COLT_24-6	11/25/2069	5.390	22,471	22,446	22,496
COLT MORTGAGE LOAN TRUST COLT_24-7	12/26/2069	5.538	23,184	23,157	23,248
COLT MORTGAGE LOAN TRUST COLT_25-3	3/25/2070	5.352	16,341	16,315	16,313
COLT MORTGAGE LOAN TRUST COLT_25-4	4/25/2070	5.794	10,881	10,935	10,946
COLT MORTGAGE LOAN TRUST COLT_25-5	5/25/2070	5.536	26,023	25,986	26,099
COUNTRYWIDE HOME LOANS CWHL_03-46	1/19/2034	5.746	510	519	502
CREDIT SUISSE MORTGAGE TRUST CSMC_17-FHA1	4/25/2047	3.250	6,271	6,306	5,875
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL1	7/25/2057	2.750	2,611	2,607	2,555
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL3	8/1/2057	4.000	11,544	11,833	10,706
CREDIT SUISSE MORTGAGE TRUST CSMC_19-AFC1	7/25/2049	3.573	2,799	2,795	2,718
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH1	1/25/2067	3.870	8,167	8,160	7,936
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH2	5/25/2067	5.113	12,191	12,183	12,155
CROSS MORTGAGE TRUST CROSS_23-H2	11/25/2068	7.135	20,095	20,062	20,139
CROSS MORTGAGE TRUST CROSS_24-H2	4/25/2069	6.093	14,464	14,446	14,507
CROSS MORTGAGE TRUST CROSS_24-H3	6/25/2069	6.272	10,251	10,237	10,300
CROSS MORTGAGE TRUST CROSS_24-H4	7/25/2069	6.147	9,847	9,831	9,899
CROSS MORTGAGE TRUST CROSS_24-H5	8/26/2069	5.854	5,610	5,603	5,631
CROSS MORTGAGE TRUST CROSS_25-H1	2/25/2070	5.735	13,158	13,139	13,214
CROSS MORTGAGE TRUST CROSS_25-H3	4/25/2070	5.883	21,424	21,391	21,567
CSMC TRUST CSMC_21-NQM8	10/25/2066	2.841	17,383	17,377	15,868
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_22-1	1/25/2067	2.205	13,329	13,320	12,265
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_24-1	7/25/2069	5.735	29,083	29,062	29,217
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_19-2	11/25/2059	2.739	1,300	1,298	1,277
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_22-1	1/25/2067	2.206	15,523	15,518	13,734
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_24-INV2	10/25/2069	5.035	11,903	11,896	11,867
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_24-NQM1	11/25/2069	5.708	28,459	28,430	28,555
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_25-INV1	3/25/2070	5.626	12,600	12,592	12,636
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_25-NQM1	1/25/2070	5.668	18,654	18,633	18,709
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_26-NQM6	6/25/2071	5.511	20,000	20,000	19,999
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES FHAMS_04-AA4	10/25/2034	4.698	72	73	71
GCAT GCAT_24-NQM2	6/25/2059	6.085	17,021	16,992	17,102
GCAT_19-NQM3	11/25/2059	3.686	1,131	1,130	1,116
GCAT_22-HX1	12/27/2066	2.885	10,974	10,968	10,215
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	4.484	94	94	86
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	4.155	84	84	78
GS MORTGAGE SECURITIES TRUST GSMBS_18-RPL1	10/25/2057	3.750	2,655	2,639	2,603
GSR MORTGAGE LOAN TRUST GSR_05-AR1	1/25/2035	6.315	297	298	291
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-1	4/19/2034	5.778	44	44	43
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-10	1/19/2035	4.765	58	59	54
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-4	6/19/2034	4.860	20	20	20
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-6	8/19/2034	6.508	22	22	22
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-7	11/19/2034	5.211	123	122	118
HOMES TRUST HOMES_24-AFC1	8/25/2059	5.224	14,938	14,920	14,919
HOMES TRUST HOMES_25-NQM1	1/25/2070	5.554	33,706	33,677	33,772
HOMES TRUST HOMES_25-NQM2	2/25/2070	5.425	16,426	16,412	16,438
HOMES_24-NQM2	10/25/2069	5.717	11,372	11,350	11,416
IMPERIAL FUND MORTGAGE TRUST IMPRL_21-NQM4	1/25/2057	2.091	18,864	18,859	16,827
IMPERIAL FUND MORTGAGE TRUST IMPRL_23-NQM1	2/25/2068	5.941	12,270	12,254	12,262

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

JP MORGAN MORTGAGE TRUST JPMMT_24-HE3	2/25/2055	4.812	10,534	10,534	10,556
JP MORGAN MORTGAGE TRUST JPMMT_25-VIS1	8/25/2055	5.493	42,681	42,644	42,728
JP MORGAN MORTGAGE TRUST JPMMT_26-NQX2	10/25/2066	5.628	25,000	25,000	25,028
JPMMT_25-NQM2	9/25/2065	5.567	11,334	11,322	11,354
MELLO MORTGAGE CAPITAL ACCEPTANCE MELLO_21-INV3	10/25/2051	2.500	18,263	18,493	15,034
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A1	12/25/2034	6.154	43	43	44
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A2	2/25/2035	5.106	247	247	237
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLCC_04-1	12/25/2034	4.837	47	47	45
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLMI_03-A5	8/25/2033	5.903	105	105	102
METLIFE SECURITIZATION TRUST MST_17-1A	4/25/2055	3.000	2,746	2,752	2,618
METLIFE SECURITIZATION TRUST MST_18-1A	3/25/2057	3.750	3,748	3,747	3,615
MFA TRUST MFRA_20-NQM3	1/26/2065	1.014	804	804	773
MFA TRUST MFRA_23-NQM4	12/25/2068	6.105	12,599	12,585	12,608
MFA TRUST MFRA_24-NQM1	3/25/2069	6.579	4,522	4,514	4,549
MFA TRUST MFRA_24-NQM2	8/25/2069	5.272	9,444	9,429	9,444
MFA TRUST MFRA_24-NQM3	12/25/2069	5.722	17,060	17,042	17,106
MFA TRUST MFRA_25-NQM2	5/27/2070	5.675	9,492	9,481	9,512
MFRA TRUST MFRA_26-NQM2	5/25/2071	5.535	9,916	9,916	9,906
MILL CITY MORTGAGE TRUST MCMLT_18-3	8/25/2058	3.482	652	654	646
MILL CITY MORTGAGE TRUST MCMLT_19-1	10/25/2069	3.250	1,921	1,925	1,883
MILL CITY MORTGAGE TRUST MCMLT_19-GS1	7/25/2059	2.750	1,578	1,577	1,555
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.070	125	126	121
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.049	28	28	27
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_24-NQM3	7/25/2069	5.044	13,992	13,976	13,947
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_24-NQM5	10/25/2069	5.649	9,726	9,715	9,745
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_25-NQM1	11/25/2069	5.738	12,893	12,884	12,948
MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST MSRM_25-NQM2	1/25/2070	5.627	33,419	33,392	33,508
NATIONSTAR MORTGAGE LOAN TRUST NSMLT_13-A	12/25/2052	3.750	362	367	346
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_14-3A	11/25/2054	3.750	848	859	801
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-1A	3/25/2056	3.750	2,308	2,368	2,196
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-2A	11/26/2035	3.750	1,564	1,586	1,506
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-3A	9/25/2056	3.750	4,526	4,620	4,312
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-4A	11/25/2056	3.750	4,857	4,934	4,577
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-1A	2/25/2057	4.000	3,649	3,704	3,524
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-2A	3/25/2057	4.000	4,635	4,733	4,462
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-3A	4/25/2057	4.000	4,888	4,988	4,690
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-6A	8/27/2057	4.000	3,670	3,729	3,519
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-NQM4	9/25/2059	2.492	661	660	639
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-RPL3	7/25/2059	2.750	4,232	4,278	4,086
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_24-NQM1	3/25/2064	6.129	9,890	9,874	9,915
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_25-NQM1	1/25/2065	5.643	18,648	18,628	18,732
NEW YORK MORTGAGE TRUST NYMT_24-BPL3	9/25/2039	5.268	11,220	11,220	11,220
OBX TRUST OBX_21-INV1	9/25/2051	2.500	16,759	16,948	13,779
OBX TRUST OBX_23-NQM10	10/25/2063	6.465	9,912	9,899	9,930
OBX TRUST OBX_23-NQM8	9/25/2063	7.045	15,544	15,524	15,553
OBX TRUST OBX_24-NQM17	11/25/2064	5.610	17,815	17,791	17,874
OCEANVIEW MORTGAGE LOAN TRUST OVMLT_20-1	5/28/2050	1.733	994	993	944
ONSLOW BAY FINANCIAL LLC OBX_23-NQM7	4/25/2063	6.844	8,912	9,031	8,937

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ONSLOW BAY FINANCIAL LLC OBX_24-NM10	5/25/2064	6.180	16,853	16,823	16,958
ONSLOW BAY FINANCIAL LLC OBX_24-NQM18	10/25/2064	5.408	23,176	23,145	23,204
ONSLOW BAY FINANCIAL LLC OBX_24-NQM2	12/25/2063	5.878	15,835	15,813	15,852
ONSLOW BAY FINANCIAL LLC OBX_24-NQM3	12/25/2063	6.129	8,414	8,401	8,439
ONSLOW BAY FINANCIAL LLC OBX_24-NQM4	1/25/2064	6.067	17,132	17,105	17,177
ONSLOW BAY FINANCIAL LLC OBX_24-NQM5	1/25/2064	5.988	10,449	10,431	10,479
ONSLOW BAY FINANCIAL LLC OBX_25-NQM2	11/25/2064	5.597	32,305	32,258	32,401
ONSLOW BAY FINANCIAL LLC OBX_25-NQM4	2/25/2055	5.400	22,095	22,062	22,114
PRKCM TRUST PRKCM_23-AFC2	6/25/2058	6.482	18,192	18,162	18,157
PRKCM TRUST PRKCM_23-AFC4	11/25/2058	7.225	11,112	11,094	11,142
PRKCM TRUST PRKCM_24-AFC1	3/25/2059	6.333	18,380	18,341	18,431
PRKCM TRUST PRKCM_24-HOME1	5/25/2059	6.431	27,436	27,398	27,645
PRKCM TRUST PRKCM_25-HOME1	2/25/2060	5.546	15,162	15,147	15,170
PRKCM TRUST PRKCM_26-AFC4	7/25/2061	5.540	25,000	25,000	25,013
PRPM ADVISORS LLC PRPM_24-NQM4	12/26/2069	5.674	10,745	10,736	10,794
PRPM ADVISORS LLC PRPM_25-NQM1	11/25/2069	5.802	13,075	13,062	13,130
PRPM LLC PRPM_23-NQM3	11/25/2068	6.221	12,015	12,002	12,042
PRPM LLC PRPM_24-NQM1	12/25/2068	6.265	17,515	17,490	17,597
PRPM LLC PRPM_24-NQM2	6/25/2069	6.327	30,591	30,554	30,846
RUN_22-NQM1	3/25/2067	4.000	6,941	6,894	6,904
SASC_03-24A	7/25/2033	5.993	131	132	129
STAR_20-3	4/25/2065	1.486	415	415	409
STARWOOD MORTGAGE RESIDENTIAL TRUST STAR_22-1	12/25/2066	2.447	17,416	17,409	15,648
TOWD POINT MORTGAGE TRUST TPMT_17-4	6/25/2057	2.750	1,488	1,487	1,463
TOWD POINT MORTGAGE TRUST TPMT_19-HY1	10/25/2048	4.763	730	730	730
UNITED WHOLESALE MORTGAGE LLC UWM _21-INV2	9/25/2051	2.500	18,012	18,283	14,827
VERUS SECURITIZATION TRUST VERUS_21-7	10/25/2066	1.829	11,117	11,114	10,100
VERUS SECURITIZATION TRUST VERUS_21-R1	10/25/2063	0.820	1,117	1,116	1,092
VERUS SECURITIZATION TRUST VERUS_22-1	1/25/2067	3.724	12,366	12,359	11,710
VERUS SECURITIZATION TRUST VERUS_23-8	12/25/2068	6.259	10,070	10,054	10,090
VERUS SECURITIZATION TRUST VERUS_24-2	2/25/2069	6.095	15,989	15,961	16,033
VERUS SECURITIZATION TRUST VERUS_24-INV1	3/25/2069	6.116	9,284	9,272	9,320
VERUS SECURITIZATION TRUST VERUS_25-2	3/25/2070	5.307	29,311	29,276	29,311
VERUS SECURITIZATION TRUST VERUS_25-INV1	2/25/2070	5.548	37,848	37,821	37,958
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_03-AR6	6/25/2033	5.699	117	117	115
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_04-AR10	7/25/2044	4.203	121	121	118
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR3	3/25/2035	4.611	258	259	243
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR4	4/25/2035	4.093	566	564	534
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST WFMBS_04-K	7/25/2034	6.104	187	192	192
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,207,733	2,183,993
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				4,391,706	4,362,846

ASSET BACKED SECURITIES
321 HENDERSON RECEIVABLES LLC HENDR_10-3A	12/15/2048	3.820	68	68	68
APIDOS CLO APID_20-33A	4/24/2038	4.967	22,000	22,000	22,055
BABSON CLO LTD BABSN_23-1A	4/20/2038	5.072	40,000	40,000	40,094
BAIN CAPITAL CREDIT CLO BCC_23	7/16/2038	5.430	12,570	12,570	12,597
BROAD RIVER BSL FUNDING CLO BDRVR_20-1	7/20/2034	5.107	16,000	16,000	16,000
BROAD RIVER BSL FUNDING CLO BDRVR_20-1	7/20/2039	5.034	16,800	16,800	16,800
CERBERUS ONSHORE CLO LLC CERB_24-3	7/15/2036	5.423	25,000	25,000	25,010

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DRYDEN SENIOR LOAN FUND DRSLF_18-55A	4/15/2031	4.955	1,274	1,274	1,275
GLS AUTO SELECT RECEIVABLES TRUST GSAR_24-3	10/15/2029	5.590	5,600	5,599	5,636
GOLDENTREE LOAN MANAGEMENT US	1/20/2039	4.955	50,000	50,000	50,107
GOLDENTREE LOAN MANAGEMENT US CLO 1 LTD GLM_21-9A	4/20/2037	4.905	20,000	20,000	20,103
GOLUB CAPITAL PARTNERS CLO LTD GOCAP_19-46A	4/20/2037	5.485	20,000	20,000	20,016
MADISON PARK FUNDING LTD MDPK_	1/19/2039	4.895	40,000	40,000	39,999
MAGNETITE CLO LIMITED MAGNE_20-26	1/25/2038	4.817	25,000	25,000	24,977
MARLETTE FUNDING TRUST MFT_23-4	12/15/2033	7.130	648	648	649
NAVIENT STUDENT LOAN TRUST NAVSL_18-DA	12/15/2059	4.540	1,635	1,633	1,634
OAK HILL CREDIT PARTNERS OAKC_23-14	4/20/2038	5.372	5,000	5,000	5,019
OAKC_21-8A	1/20/2038	4.952	30,000	30,000	30,025
OCCU AUTO RECEIVABLES TRUST OC	4/17/2028	4.820	5,763	5,763	5,768
OCTAGON INVESTMENT PARTNERS OCT48_20-3A	1/15/2038	5.033	25,000	25,000	25,054
ONEMAIN FINANCIAL ISSUANCE TRUST OMFIT_22-S1	5/14/2035	4.130	2,618	2,614	2,617
OPORTUN FUNDING LLC OPTN_25-B	5/9/2033	4.880	23,700	23,698	23,742
PAGAYA AI DEBT GRANTOR TRUST PAID_24-7	12/15/2031	6.117	5,227	5,227	5,230
PAGAYA AI DEBT GRANTOR TRUST PAID_24-8	1/15/2032	5.331	1,995	1,995	1,996
PAGAYA AI DEBT GRANTOR TRUST PAID_25-2	10/15/2032	4.961	20,290	20,290	20,275
PAGAYA AI DEBT GRANTOR TRUST PAID_25-R2	10/15/2032	4.865	14,056	14,056	14,051
PAGAYA AI DEBT GRANTOR TRUST PAID_26-1	9/15/2033	4.739	44,331	44,331	44,222
PAGAYA AI DEBT GRANTOR TRUST PAID_26-2	4/15/2027	4.522	9,500	9,501	9,500
PAGAYA AI DEBT GRANTOR TRUST PAID_26-2	11/15/2033	5.140	10,000	10,000	9,977
PAGAYA AI DEBT GRANTOR TRUST PAID_26-3	5/17/2027	4.636	57,170	57,172	57,170
PAGAYA AI DEBT SELECTION TRUST PAID_24-10	6/15/2032	5.539	15,521	15,521	15,553
PAGAYA AI DEBT SELECTION TRUST PAID_24-6	11/15/2031	6.093	1,860	1,860	1,861
PAGAYA AI DEBT SELECTION TRUST PAID_24-9	3/15/2032	5.065	7,378	7,378	7,375
PAGAYA AI DEBT SELECTION TRUST PAID_25-3	12/15/2032	5.365	7,328	7,352	7,344
PAGAYA AI DEBT SELECTION TRUST PAID_26-4	6/15/2027	4.616	50,000	50,000	49,983
PAGAYA AI DEBT TRUST PAID_25-4	1/17/2033	5.373	16,223	16,223	16,244
PAGAYA POINT OF SALE HOLDINGS	1/20/2034	5.715	40,000	40,000	40,005
PALMER SQUARE CLO LTD PLMRS_21-2A	2/15/2038	4.922	25,000	25,000	25,025
PRESTON RIDGE PARTNERS MORTGAGE	2/27/2034	5.149	50,000	50,000	50,019
SMB PRIVATE EDUCATION LOAN TRUST SMB_21-A	1/15/2053	4.470	7,824	7,695	7,748
UPGRADE MASTER PASS-THRU TRUST	9/15/2032	4.794	13,334	13,334	13,331
UPSTART SECURITIZATION TRUST UPST_26-1	3/20/2036	4.300	12,860	12,830	12,822
TOTAL ASSET BACKED SECURITIES				798,432	798,976

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
FREDDIE MAC KF67	8/25/2029	4.265	7,336	7,287	7,349
FREDDIE MAC KF76	1/25/2030	4.263	1,406	1,392	1,408
FREDDIE MAC K-F120	8/25/2031	3.828	24,546	23,883	24,254
GINNIE MAE AG-2017-171	10/16/2048	2.250	922	920	903
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				33,482	33,914

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
280 PARK AVENUE MORTGAGE TRUST PRK_17-280P	9/15/2034	4.792	40,000	40,000	39,950
COLONY MORTGAGE CAPITAL LTD CLNY_19-IKPR	11/15/2038	5.107	7,211	7,207	7,138	c
COMM MORTGAGE TRUST COMM_19-521F	6/15/2034	4.672	16,510	16,510	16,183

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES TRUST JPMCC_18-ASH8	2/15/2035	4.723	9,378	9,378	9,237
LIFE FINANCIAL SERVICES TRUST LIFE_22-BMR2	5/15/2039	4.921	49,000	48,965	46,748
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	4.522	12,624	12,624	10,372
ONE NEW YORK PLAZA TRUST ONYP_20-1NYP	1/15/2036	4.690	17,179	17,179	16,685
STARVEST EMERGING MARKETS CBO I STAR_26-SFR7	5/17/2043	5.028	38,215	38,215	38,226
TRICON RESIDENTIAL TRUST TCN_26-SFR2	6/17/2043	4.936	10,000	10,014	9,994
WELLS FARGO COMMERCIAL MORTGAGE TRUST WFCM_17-SMP	12/15/2034	4.548	18,500	18,498	17,268
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				218,590	211,801
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				252,072	245,715

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	c,d
TOTAL BANKING				—	3

CAPITAL GOODS
L3HARRIS TECHNOLOGIES INC	12/15/2026	3.850	4,660	4,640	4,650
TOTAL CAPITAL GOODS				4,640	4,650

COMMUNICATIONS
AMERICAN TOWER CORPORATION	10/15/2026	3.375	3,749	3,735	3,738
FOOTBALL CLUB TERM NOTES	10/5/2027	2.970	3,000	2,936	2,928
TOTAL COMMUNICATIONS				6,671	6,666

CONSUMER NON CYCLICAL
CVS HEALTH CORPORATION	8/15/2026	3.000	5,227	5,216	5,216
TOTAL CONSUMER NON CYCLICAL				5,216	5,216

ENERGY
COLORADO INTERSTATE GAS COMPANY	8/15/2026	4.150	12,500	12,487	12,488
TOTAL ENERGY				12,487	12,488

NATURAL GAS
SEMPRA	8/1/2026	5.400	27,550	27,550	27,551
TOTAL NATURAL GAS				27,550	27,551

TOTAL CORPORATE DEBT SECURITIES				56,564	56,574
TOTAL FIXED MATURITIES				7,064,425	7,029,392

SYNDICATED LOANS
BASIC INDUSTRY
ELEMENT SOLUTIONS INC	12/18/2030	5.370	1,154	1,142	1,142
INEOS LTD	2/7/2031	6.620	987	978	978
INEOS LTD	2/19/2030	6.870	391	378	378
TOTAL BASIC INDUSTRY				2,498	2,498

CAPITAL GOODS
EMRLD BORROWER LP	5/31/2030	5.916	1,399	1,386	1,386

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ENERGY CAPITAL PARTNERS II LLC	9/20/2030	6.870	593	579	579
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2026	7.916	214	211	211
FLINT GROUP PACKAGING INKS NORTH AMERICA HOLDINGS LLC	12/31/2027	3.766	183	99	99
G HOLDINGS INC	9/22/2028	5.389	460	456	456
QUIKRETE HOLDINGS INC	3/19/2029	5.870	973	965	965
QUIKRETE HOLDINGS INC	4/14/2031	5.870	1,290	1,274	1,274
QUIKRETE HOLDINGS INC	2/10/2032	5.870	660	653	653
TRANSDIGM INC	2/28/2031	6.244	1,955	1,940	1,940
TOTAL CAPITAL GOODS				7,563	7,563

COMMUNICATIONS
CMG MEDIA CORPORATION	6/18/2029	7.300	835	777	777
SBA COMMUNICATIONS CORPORATION	1/25/2031	5.648	1,178	1,165	1,165
SINCLAIR INC	12/31/2029	7.035	762	661	661
TELESAT LLC	12/7/2026	6.677	814	813	813
TOTAL COMMUNICATIONS				3,416	3,416

CONSUMER CYCLICAL
ADT INC	3/7/2032	5.369	1,188	1,174	1,174
APOLLO INVESTMENT FUND VIII LP	10/13/2030	5.619	662	652	652
BELRON FINANCE 2019 LLC	10/16/2031	5.657	993	997	997
GREAT OUTDOORS GROUP LLC	1/23/2032	6.870	1,945	1,928	1,928
HILTON WORLDWIDE HOLDINGS INC	11/3/2030	5.398	1,749	1,734	1,734
LIGHT & WONDER INC	4/16/2029	5.639	1,960	1,945	1,945
PCI GAMING AUTHORITY	7/18/2031	5.620	358	349	349
RESTAURANT BRANDS INTERNATIONAL INC	9/20/2030	5.370	2,149	2,120	2,120
YUM! BRANDS INC.	3/15/2028	5.502	996	996	996
TOTAL CONSUMER CYCLICAL				11,895	11,895

CONSUMER NON CYCLICAL
ARAMARK SERVICES INC	4/6/2028	5.370	1,012	1,006	1,006
BRP INC	12/13/2029	5.870	1,702	1,692	1,692
ELANCO ANIMAL HEALTH INC	10/29/2032	5.370	186	185	185
GRIFOLS SA	4/14/2033	6.187	761	760	760
MEDLINE INC	5/30/2033	5.114	657	657	657
REYNOLDS CONSUMER PRODUCTS LLC	3/4/2032	5.370	898	898	898
THOR INDUSTRIES INC	11/15/2030	5.870	68	68	68
TOTAL CONSUMER NON CYCLICAL				5,266	5,266

ELECTRIC
CONSTELLATION ENERGY CORPORATION	12/15/2027	5.666	374	374	374
EFS COGEN HOLDINGS I LLC	10/3/2031	6.150	582	568	568
TOTAL ELECTRIC				942	942

OTHER FINANCIAL INSTITUTIONS
FINCO 1 LLC	6/27/2029	5.370	782	771	771
TRANSUNION	6/24/2031	5.370	689	689	689
TRANSUNION	6/24/2031	5.370	964	955	955
TOTAL OTHER FINANCIAL INSTITUTIONS				2,415	2,415

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

OTHER INDUSTRY
API GROUP CORPORATION	5/16/2033	5.370	1,194	1,196	1,196
VSE CORPORATION	5/5/2033	5.613	1,500	1,496	1,496
TOTAL OTHER INDUSTRY				2,692	2,692

TECHNOLOGY
ADEIA INC	6/8/2028	6.144	403	386	386
CARLYLE GROUP INC/THE	5/9/2031	5.620	832	832	832
COHERENT CORPORATION	7/2/2029	5.370	386	375	375
ENTEGRIS INC	7/6/2029	5.402	200	199	199
MKS INCORPORATED	2/4/2033	5.364	445	445	445
ONEX CORPORATION	6/20/2031	5.358	864	864	864
TTM TECHNOLOGIES INC	5/30/2030	5.370	1,221	1,206	1,206
TOTAL TECHNOLOGY				4,307	4,307

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				40,994	40,994
ALLOWANCE FOR LOAN LOSSES				(236)	(236)
TOTAL SYNDICATED LOANS - NET				40,758	40,758

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS	7/7/2026	—	—	256	256
BNP PARIBAS	7/21/2026	—	—	121	121
BNP PARIBAS	8/11/2026	—	—	109	109
BNP PARIBAS	8/18/2026	—	—	113	113
BNP PARIBAS	9/1/2026	—	—	114	114
BNP PARIBAS	9/8/2026	—	—	106	106
BNP PARIBAS	9/15/2026	—	—	98	98
BNP PARIBAS	9/29/2026	—	—	184	184
BNP PARIBAS	10/6/2026	—	—	91	91
BNP PARIBAS	10/20/2026	—	—	182	182
BNP PARIBAS	10/27/2026	—	—	78	78
BNP PARIBAS	11/3/2026	—	—	90	90
BNP PARIBAS	12/1/2026	—	—	89	89
BNP PARIBAS	12/22/2026	—	—	85	85
BNP PARIBAS	12/29/2026	—	—	87	87
BNP PARIBAS	4/27/2027	—	—	171	171
WELLS FARGO BANK, NA	7/14/2026	—	—	127	127
WELLS FARGO BANK, NA	7/28/2026	—	—	116	116
WELLS FARGO BANK, NA	8/4/2026	—	—	123	123
WELLS FARGO BANK, NA	8/25/2026	—	—	109	109
WELLS FARGO BANK, NA	9/22/2026	—	—	188	188
WELLS FARGO BANK, NA	10/13/2026	—	—	98	98
WELLS FARGO BANK, NA	12/8/2026	—	—	89	89
WELLS FARGO BANK, NA	1/12/2027	—	—	84	84
WELLS FARGO BANK, NA	1/19/2027	—	—	99	99
WELLS FARGO BANK, NA	1/26/2027	—	—	85	85
WELLS FARGO BANK, NA	2/2/2027	—	—	91	91

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK, NA	3/2/2027	—	—	103	103
WELLS FARGO BANK, NA	3/23/2027	—	—	127	127
WELLS FARGO BANK, NA	4/6/2027	—	—	124	124
WELLS FARGO BANK, NA	4/20/2027	—	—	90	90
WELLS FARGO BANK, NA	5/4/2027	—	—	78	78
WELLS FARGO BANK, NA	6/1/2027	—	—	58	58
WELLS FARGO BANK, NA	6/22/2027	—	—	77	77
TOTAL PURCHASED OPTIONS				3,840	3,840

WRITTEN OPTIONS
BNP PARIBAS	7/7/2026	—	—	(215)	(215)
BNP PARIBAS	7/21/2026	—	—	(99)	(99)
BNP PARIBAS	8/11/2026	—	—	(87)	(87)
BNP PARIBAS	8/18/2026	—	—	(92)	(92)
BNP PARIBAS	9/1/2026	—	—	(93)	(93)
BNP PARIBAS	9/8/2026	—	—	(84)	(84)
BNP PARIBAS	9/15/2026	—	—	(76)	(76)
BNP PARIBAS	9/29/2026	—	—	(142)	(142)
BNP PARIBAS	10/6/2026	—	—	(70)	(70)
BNP PARIBAS	10/20/2026	—	—	(141)	(141)
BNP PARIBAS	10/27/2026	—	—	(58)	(58)
BNP PARIBAS	11/3/2026	—	—	(70)	(70)
BNP PARIBAS	12/1/2026	—	—	(69)	(69)
BNP PARIBAS	12/22/2026	—	—	(66)	(66)
BNP PARIBAS	12/29/2026	—	—	(68)	(68)
BNP PARIBAS	4/27/2027	—	—	(138)	(138)
WELLS FARGO BANK, NA	7/14/2026	—	—	(105)	(105)
WELLS FARGO BANK, NA	7/28/2026	—	—	(94)	(94)
WELLS FARGO BANK, NA	8/4/2026	—	—	(102)	(102)
WELLS FARGO BANK, NA	8/25/2026	—	—	(87)	(87)
WELLS FARGO BANK, NA	9/22/2026	—	—	(146)	(146)
WELLS FARGO BANK, NA	10/13/2026	—	—	(77)	(77)
WELLS FARGO BANK, NA	12/8/2026	—	—	(69)	(69)
WELLS FARGO BANK, NA	1/12/2027	—	—	(65)	(65)
WELLS FARGO BANK, NA	1/19/2027	—	—	(79)	(79)
WELLS FARGO BANK, NA	1/26/2027	—	—	(66)	(66)
WELLS FARGO BANK, NA	2/2/2027	—	—	(73)	(73)
WELLS FARGO BANK, NA	3/2/2027	—	—	(85)	(85)
WELLS FARGO BANK, NA	3/23/2027	—	—	(109)	(109)
WELLS FARGO BANK, NA	4/6/2027	—	—	(106)	(106)
WELLS FARGO BANK, NA	4/20/2027	—	—	(73)	(73)
WELLS FARGO BANK, NA	5/4/2027	—	—	(62)	(62)
WELLS FARGO BANK, NA	6/1/2027	—	—	(44)	(44)
WELLS FARGO BANK, NA	6/22/2027	—	—	(61)	(61)
TOTAL WRITTEN OPTIONS				(3,071)	(3,071)

FUTURES
S&P 500 EMINI FUT SEP26	9/18/2026	—	—	13	13
TOTAL FUTURES				13	13

Ameriprise Certificate Company
Schedule I — Investments in Securities of Unaffiliated Issuers (Unaudited) (continued)
June 30, 2026

(in thousands, except rate) Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOTAL DERIVATIVES - NET	782	782
TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, EQUITY SECURITIES, SYNDICATED LOANS AND DERIVATIVES	$7,803,330	$7,768,297

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third-party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See Notes to the Consolidated Financial Statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $7.8 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-income producing securities.